Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Net loss (in Dollars)	$ 805,000	$ 661,000	$ 1,258,000	$ (2,109,000)	$ (1,937,000)	$ (4,713,000)
Preferred stock dividends (in Dollars)				(93,000)	(93,000)	(414,000)
Increase in fair value of derivative liabilities (in Dollars)						(1,603,000)
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted (in Dollars)	805,000	766,000	1,258,000	(2,202,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)	805,000	661,000	1,258,000	(2,202,000)	(2,030,000)	(5,127,000)
Denominator for basic earnings per share--weighted average shares	89,016,988	26,088,530	62,580,749	24,597,181	25,014,166	19,697,033
Stock options	0	0	0	0	0	0
Warrants	0	0	0	0	0	0
Assumed conversion of convertible notes payable		9,875,000			0	0
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	89,016,988	45,380,222	66,596,691	24,597,181	25,014,166	19,697,033
Basic (in Dollars per share)	$ 0.01	$ 0.03	$ 0.02	$ (0.09)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0.01	$ 0.02	$ 0.02	$ (0.09)	$ (0.08)	$ (0.18)
Basic [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted (in Dollars)					(2,030,000)	(3,524,000)
Diluted [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)					(2,030,000)	(3,524,000)
Cumulative Preferred Stock Series A [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Assumed conversion of Series A, C, and D preferred stock					0	0
Fair Value Liability [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Increase in fair value of derivative liabilities (in Dollars)						$ 1,603,000